UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

    BlackRock Global Dividend Income Portfolio

    BlackRock Multi-Asset Income Portfolio (Formerly, BlackRock Income Builder Portfolio)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia – 0.2%
Westpac Banking Corp.	50,933	$1,181,959

Brazil – 1.0%
Souza Cruz SA	535,500	6,643,650

Canada – 3.5%
National Bank of Canada	148,716	10,806,621
Rogers Communications, Inc., Class B	349,986	12,763,472

		23,570,093

France – 6.5%
Eutelsat Communications SA	246,119	10,135,689
Sanofi SA	303,534	21,714,529
Total SA	220,705	11,515,779

		43,365,997

Hong Kong – 2.2%
Power Assets Holdings Ltd.	1,980,500	15,049,443

Israel – 1.6%
“Bezeq” The Israeli Telecommunication Corp. Ltd.	4,950,814	10,462,138

Italy – 0.8%
ENI SpA	254,926	5,634,863

Japan – 1.0%
Canon, Inc.	142,100	6,451,028

Netherlands – 4.3%
Koninklijke KPN NV	647,867	8,482,477
Royal Dutch Shell Plc, B Shares	560,889	20,123,635

		28,606,112

Norway – 1.4%
DnB ASA	827,000	9,565,902

Singapore – 2.4%
DBS Group Holdings Ltd.	793,000	7,745,841
M1 Ltd.	301,000	587,858
Singapore Post Ltd.	3,262,000	2,656,255
Singapore Telecommunications Ltd.	2,079,000	5,256,362

		16,246,316

South Africa – 1.1%
MTN Group Ltd.	446,773	7,765,274

Spain – 1.6%
Telefonica SA	512,907	10,900,102

Sweden – 3.3%
Hennes & Mauritz AB, B Shares	360,015	11,903,662
Svenska Handelsbanken AB, A Shares	350,935	10,079,017

		21,982,679

Switzerland – 4.7%
Nestle SA	232,276	13,434,309

Common Stocks	Shares	Value

Switzerland (concluded)
Novartis AG	316,611	$17,836,369

		31,270,678

Taiwan – 4.8%
Chunghwa Telecom Co. Ltd. - ADR	319,177	10,733,923
Far EasTone Telecommunications Co. Ltd. - GDR	226,100	5,605,652
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,252,117	15,801,717

		32,141,292

United Kingdom – 19.6%
BHP Billiton Plc	299,996	9,446,708
British American Tobacco Plc	325,358	14,917,750
Diageo Plc	654,249	13,540,172
GlaxoSmithKline Plc	1,054,801	23,672,193
HSBC Holdings Plc	662,400	5,786,289
Imperial Tobacco Group Plc	311,626	11,351,557
Reckitt Benckiser Group Plc	185,709	9,532,379
Tesco Plc	1,309,044	8,439,940
UBM Plc	32,900	267,803
Unilever Plc	480,893	16,119,589
Vodafone Group Plc	6,609,429	18,352,284

		131,426,664

United States – 35.4%
Altria Group, Inc.	542,630	14,949,458
AT&T, Inc.	435,233	12,756,679
Chevron Corp.	151,522	15,917,386
The Coca-Cola Co.	238,713	16,308,872
Dominion Resources, Inc.	242,439	12,507,428
Emerson Electric Co.	198,407	9,547,345
Johnson & Johnson	264,628	17,039,397
Kraft Foods, Inc., Class A	392,619	13,812,336
Lorillard, Inc.	131,092	14,506,641
McDonald’s Corp.	216,177	20,072,034
Merck & Co., Inc.	326,454	11,262,663
PepsiCo, Inc.	147,686	9,296,834
Pfizer, Inc.	720,340	13,873,748
Philip Morris International, Inc.	194,844	13,613,750
Reynolds American, Inc.	355,599	13,754,569
United Technologies Corp.	140,871	10,985,121
Verizon Communications, Inc.	465,195	17,202,911

		237,407,172

Total Long-Term Investments
(Cost – $628,513,379) – 95.4%		639,671,362

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated to the following list.	ADR	American Depositary Receipts	ILS	Israeli New Shekel
	CAD	Canadian Dollar	JPY	Japanese Yen
	CHF	Swiss Franc	NOK	Norwegian Krone
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	GDR	Global Depositary Receipts	USD	US Dollar
	HKD	Hong Kong Dollar	ZAR	South African Rand

BLACKROCK FUNDS II	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Global Dividend Income Portfolio (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (a)(b)	58,404,856	$58,404,856

Total Short-Term Securities (Cost – $58,404,856) – 8.7%		58,404,856

Total Investments (Cost – $686,918,235*) – 104.1%		698,076,218
Liabilities in Excess of Other Assets – (4.1)%		(27,790,157)

Net Assets – 100.0%		$670,286,061

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$687,269,480

Gross unrealized appreciation	$23,214,795
Gross unrealized depreciation	(12,408,057)

Net unrealized appreciation	$10,806,738

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Shares Purchased		Shares Sold	Shares Held at October 31, 2011	Value at October 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	33,313,599	25,091,257	**	–	58,404,856	$58,404,856	$7,433

**Represents net shares purchased.
(b)	Represents the current yield as of report date.
—	Foreign currency exchange contracts as of October 31, 2011 were as follows:

	Currency Purchased		Currency Sold	Counter-party	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	708,290	USD	713,267	Citibank, N.A.	11/01/11	$(2,668)
CHF	838,232	USD	971,863	Citibank, N.A.	11/01/11	(16,939)
EUR	1,526,886	USD	2,165,583	Citibank, N.A.	11/01/11	(52,830)
GBP	2,794,506	USD	4,497,198	Citibank, N.A.	11/01/11	(3,918)
HKD	5,053,688	USD	650,812	Citibank, N.A.	11/01/11	(302)
				Goldman Sachs Bank
ILS	1,233,957	USD	341,957	USA	11/01/11	(1,556)
NOK	1,677,615	USD	309,889	Citibank, N.A.	11/01/11	(8,653)
SEK	4,455,477	USD	701,263	Citibank, N.A.	11/01/11	(17,641)
JPY	15,796,567	USD	208,510	Citibank, N.A.	11/02/11	(6,456)
SGD	529,784	USD	426,286	Citibank, N.A.	11/02/11	(4,081)
GBP	34,460,000	USD	55,549,520	State Street Corp.	11/03/11	(143,002)
				The Bank of New York
USD	21,213,432	GBP	13,140,720	Mellon	11/03/11	85,123
USD	34,662,136	GBP	21,319,000	State Street Corp.	11/03/11	384,377
				Goldman Sachs Bank
ZAR	1,888,504	USD	245,296	USA	11/03/11	(7,314)
USD	74,262,447	GBP	46,114,000	State Street Corp.	2/02/12	191,760

Total						$395,900

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities
—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments (concluded)	BlackRock Global Dividend Income Portfolio

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	–	$1,181,959	–	$1,181,959
Brazil	$6,643,650	–	–	6,643,650
Canada	23,570,093	–	–	23,570,093
France	–	43,365,997	–	43,365,997
Hong Kong	–	15,049,443	–	15,049,443
Israel	–	10,462,138	–	10,462,138
Italy	–	5,634,863	–	5,634,863
Japan	–	6,451,028	–	6,451,028
Netherlands	–	28,606,112	–	28,606,112
Norway	–	9,565,902	–	9,565,902
Singapore	–	16,246,316	–	16,246,316
South Africa	–	7,765,274	–	7,765,274
Spain	–	10,900,102	–	10,900,102
Sweden	–	21,982,679	–	21,982,679
Switzerland	–	31,270,678	–	31,270,678
Taiwan	32,141,292	–	–	32,141,292
United Kingdom	–	131,426,664	–	131,426,664
United States	237,407,172	–	–	237,407,172
Short-Term Securities	58,404,856	–	–	58,404,856

Total	$358,167,063	$339,909,155	–	$698,076,218

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$661,260	–	$661,260
Liabilities:
Foreign currency exchange contracts	$(122,358)	$(143,002)	–	$(265,360)

Total	$(122,358)	518,258	–	$395,900

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	OCTOBER 31, 2011	3

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Multi-Asset Income Portfolio (formerly BlackRock Income Builder Portfolio) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense – 1.1%
Honeywell International, Inc.	420	$22,008
Northrop Grumman Corp.	120	6,930
Raytheon Co.	950	41,981
United Technologies Corp.	420	32,752

		103,671

Air Freight & Logistics – 0.5%
United Parcel Service, Inc., Class B	690	48,466

Beverages – 0.4%
Diageo Plc	2,030	42,012

Chemicals – 1.1%
BASF SE	120	8,759
The Dow Chemical Co.	160	4,461
E.I. du Pont de Nemours & Co.	880	42,302
Olin Corp.	1,560	29,422
Praxair, Inc.	160	16,267

		101,211

Commercial Banks – 3.4%
Bank of Nova Scotia	885	46,641
Standard Chartered Plc	335	7,817
The Toronto-Dominion Bank	1,250	94,344
U.S. Bancorp	3,150	80,609
Wells Fargo & Co.	3,710	96,126

		325,537

Computers & Peripherals – 0.0%
Hewlett-Packard Co.	90	2,395

Consumer Finance – 0.5%
American Express Co.	900	45,558

Containers & Packaging – 0.7%
Temple-Inland, Inc.	2,170	69,028

Diversified Financial Services – 1.0%
JPMorgan Chase & Co.	2,860	99,414

Diversified Telecommunication Services – 3.8%
AT&T, Inc.	4,050	118,705
BCE, Inc.	240	9,506
CenturyLink, Inc.	3,315	116,887
Frontier Communications Corp.	3,310	20,720
Manitoba Telecom Services, Inc.	150	4,805
Verizon Communications, Inc.	2,540	93,929
Vivendi SA	250	5,587

		370,139

Electric Utilities – 3.6%
American Electric Power Co., Inc.	1,190	46,743
Duke Energy Corp.	1,690	34,510
Entergy Corp.	170	11,759
NextEra Energy, Inc.	1,540	86,856
Northeast Utilities	1,060	36,644
Pinnacle West Capital Corp.	620	28,260
PPL Corp.	990	29,076
Southern Co.	1,690	73,008

		346,856

Common Stocks	Shares	Value

Food Products – 1.5%
H.J. Heinz Co.	870	$46,493
Kraft Foods, Inc., Class A	1,180	41,512
Mead Johnson Nutrition Co.	804	57,767

		145,772

Gas Utilities – 0.1%
AGL Resources, Inc.	190	7,969

Hotels, Restaurants & Leisure – 0.1%
McDonald’s Corp.	140	12,999

Household Products – 0.1%
Kimberly-Clark Corp.	140	9,759

Industrial Conglomerates – 0.8%
3M Co.	130	10,273
General Electric Co.	3,720	62,161

		72,434

Insurance – 0.3%
Prudential Financial, Inc.	430	23,306
The Travelers Cos., Inc.	140	8,169

		31,475

IT Services – 1.1%
Automatic Data Processing, Inc.	800	41,864
International Business Machines Corp.	360	66,467

		108,331

Leisure Equipment & Products – 0.1%
Mattel, Inc.	430	12,143

Machinery – 1.8%
Caterpillar, Inc.	1,250	118,075
Deere & Co.	770	58,443

		176,518

Media – 0.3%
Comcast Corp., Class A	1,290	29,670

Metals & Mining – 1.3%
BHP Billiton Ltd.	2,170	84,943
Rio Tinto Ltd.	233	16,728
Southern Copper Corp.	840	25,771

		127,442

Multi-Utilities – 2.2%
Consolidated Edison, Inc.	850	49,189
Dominion Resources, Inc.	820	42,304
Public Service Enterprise Group, Inc.	1,250	42,125
Sempra Energy	750	40,297
Wisconsin Energy Corp.	1,280	41,510

		215,425

Oil, Gas & Consumable Fuels – 5.0%
Chevron Corp.	1,260	132,363
Enbridge, Inc.	2,890	100,117
EQT Corp.	850	53,975
Royal Dutch Shell Plc, A Shares	600	21,255
Royal Dutch Shell Plc, A Shares	2,660	94,323

4	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (formerly BlackRock Income Builder Portfolio) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Total SA - ADR	980	$51,254
Woodside Petroleum Ltd.	690	26,273

		479,560

Paper & Forest Products – 0.3%
MeadWestvaco Corp.	980	27,352

Pharmaceuticals – 2.8%
Abbott Laboratories	140	7,542
Bristol-Myers Squibb Co.	2,342	73,984
Johnson & Johnson	750	48,293
Merck & Co., Inc.	1,390	47,955
Pfizer, Inc.	4,662	89,790

		267,564

Real Estate Investment Trusts (REITs) – 0.4%
Weyerhaeuser Co.	2,163	38,891

Road & Rail – 0.4%
Canadian National Railway Co.	430	33,721

Semiconductors & Semiconductor Equipment – 0.9%
Intel Corp.	2,210	54,233
Microchip Technology, Inc.	800	28,928

		83,161

Software – 0.3%
Microsoft Corp.	970	25,831

Specialty Retail – 0.9%
The Home Depot, Inc.	1,070	38,306
Limited Brands, Inc.	1,230	52,533

		90,839

Textiles, Apparel & Luxury Goods – 0.8%
VF Corp.	590	81,550

Tobacco – 2.3%
Altria Group, Inc.	1,580	43,529
British American Tobacco Plc	220	10,087
Lorillard, Inc.	400	44,264
Philip Morris International, Inc.	1,620	113,189
Reynolds American, Inc.	280	10,830

		221,899

Water Utilities – 0.2%
American Water Works Co., Inc.	710	21,676

Wireless Telecommunication Services – 0.6%
Rogers Communications, Inc., Class B	220	8,023
Vodafone Group Plc - ADR	1,650	45,936

		53,959

Total Common Stocks – 40.7%		3,930,227

Affiliated Investment Companies (a)	Shares	Value

Fixed Income Funds
BlackRock High Yield Bond Portfolio, BlackRock Class	223,926	$1,670,492
BlackRock International Bond Portfolio, BlackRock Class	22,538	243,635
BlackRock Low Duration Bond Portfolio, BlackRock Class	282,197	2,709,095

Total Fixed Income Funds – 47.8%		4,623,222

Total Long-Term Investments
(Cost – $7,948,915) – 88.5%		8,553,449

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.14% (a)(b)	1,072,296	1,072,296

Total Short-Term Securities
(Cost – $1,072,296) – 11.1%		1,072,296

Total Investments (Cost – $9,021,211*) – 99.6%		9,625,745
Other Assets Less Liabilities – 0.4%		43,161

Net Assets – 100.0%		$9,668,906

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$9,077,761

Gross unrealized appreciation	$653,611
Gross unrealized depreciation	(105,627)

Net unrealized appreciation	$547,984

BLACKROCK FUNDS II	OCTOBER 31, 2011	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio (formerly BlackRock Income Builder Portfolio)

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Shares Purchased		Shares Sold	Shares Held at October 31, 2011	Value at October 31, 2011	Realized Loss	Income

BlackRock High Yield
Bond Portfolio,
BlackRock Class	188,159	59,642		23,875	223,926	$1,670,492	$(18,298)	$26,256
BlackRock International
Bond Portfolio,
BlackRock Class	18,638	6,510		2,610	22,538	$ 243,635	$(983)	$1,506
BlackRock Low Duration
Bond Portfolio,
BlackRock Class	224,382	96,174		38,359	282,197	$2,709,095	$(5,785)	$16,540
BlackRock Liquidity Funds, TempFund,
Institutional Class	344,490	727,806	**	–	1,072,296	$1,072,296	–	$208

**Represents net shares purchased.

(b)	Represents the current yield as of report date.
—	Foreign currency exchange contracts as of October 31, 2011 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation

USD 1,005	CAD	1,000	Citibank, N.A.	11/01/11	$ 2

—

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$ 103,671	–	–	$ 103,671
Air Freight & Logistics	48,466	–	–	48,466
Beverages	–	$ 42,012	–	42,012
Chemicals	92,452	8,759	–	101,211
Commercial Banks	317,720	7,817	–	325,537
Computers & Peripherals	2,395	–	–	2,395
Consumer Finance	45,558	–	–	45,558
Containers & Packaging	69,028	–	–	69,028
Diversified Financial Services	99,414	–	–	99,414
Diversified Telecom-munication Services	364,552	5,587	–	370,139
Electric Utilities	346,856	–	–	346,856
Food Products	145,772	–	–	145,772
Gas Utilities	7,969	–	–	7,969
Hotels, Restaurants & Leisure	12,999	–	–	12,999
Household Products.	9,759	–	–	9,759
Industrial Conglomerates	72,434	–	–	72,434
Insurance	31,475	–	–	31,475
IT Services	108,331	–	–	108,331
Leisure Equipment & Products	12,143	–	–	12,143
Machinery	176,518	–	–	176,518
Media	29,670	–	–	29,670

6	BLACKROCK FUNDS II	OCTOBER 31, 2011

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio (formerly BlackRock Income Builder Portfolio)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Metals & Mining	$25,771	$101,671	–	$127,442
Multi-Utilities	215,425	–	–	215,425
Oil, Gas & Consumable Fuels	337,709	141,851	–	479,560
Paper & Forest Products	27,352	–	–	27,352
Pharmaceuticals.	267,564	–	–	267,564
Real Estate Investment Trusts (REITs)	38,891	–	–	38,891
Road & Rail	33,721	–	–	33,721
Semiconductors & Semiconductor Equipment	83,161	–	–	83,161
Software	25,831	–	–	25,831
Specialty Retail	90,839	–	–	90,839
Textiles, Apparel & Luxury Goods	81,550	–	–	81,550
Tobacco	211,812	10,087	–	221,899
Water Utilities	21,676	–	–	21,676
Wireless Telecom-munication Services	53,959	–	–	53,959
Fixed Income Funds	4,623,222	–	–	4,623,222
Short-Term Securities	1,072,296	–	–	1,072,296

Total	$9,307,961	$317,784	–	$9,625,745

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	$2	–	–	$2

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	OCTOBER 31, 2011	7

Item 2 – Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: December 21, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: December 21, 2011